Non-cash working capital	12 Months Ended
Dec. 31, 2017
Statement Of Cash Flows Additional Disclosure [Abstract]
Non-cash working capital
Non-cash working capital

Changes in non-cash working capital is comprised of:

	2017	2016	2015
Accounts receivable	29,547	12,392	(55,458)
Inventory	15,437	(9,893)	(6,370)
Prepaid expenses and other current assets	981	10,801	(14,738)
Accounts payable and accrued liabilities	(9,483)	(1,380)	(2,054)
Provisions	5,988	(5,637)	10,930
Other liabilities	(30)	(195)	155
Changes in non-cash working capital	42,440	6,088	(67,535)